BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2011
Borrowings

The Company’s borrowings consisted of the following:

	As of December 31,
	2010	2011
PRC
Short-term bank borrowings	$—	$28,450

PRC subtotal	$—	$28,450

U.S.
Senior debt—borrowings under term note	2,115	1,857

U.S. subtotal	$2,115	$1,857

Grand total	$2,115	$30,307

Analysis as:
Short-term bank borrowings	—	28,450
Long-term debt, current portion	263	211

Sub-total, current portion	263	28,661
Long-term debt, non-current portion	1,852	1,646

Total	$2,115	$30,307

Schedule of Future Payments	The schedule of future payments of all borrowings as of December 31, 2011 is as follows:

2012	$28,661
2013	209
2014	220
2015	231
2016	243
Thereafter	743

Total	$30,307